SHAREHOLDERS' EQUITY (Schedule of Equity-Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expenses	$ 103,464	$ 82,030	$ 67,223
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expenses	11,313	11,244	11,000
Research and development, net
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expenses	13,668	9,239	7,363
Selling and marketing
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expenses	30,262	26,650	27,455
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expenses	$ 48,221	$ 34,897	$ 21,405